UNAUDITED CONDENSED CONSOLIDATED INCOME STATEMENT - EUR (€) € in Thousands	3 Months Ended			6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Profit or loss [abstract]
Total revenue	€ 31,211	€ 12,393	€ 127,234	€ 47,934	€ 20,026	€ 227,700
Operating expenses	(23,328)	(295,242)	(99,751)	(90,979)	(352,058)	(190,548)
Operating (Loss) / Profit	7,883	(282,849)	27,483	(43,045)	(332,032)	37,152
Finance income	1,072	1,554	1,798	1,165	2,013	2,641
Finance costs	(7,153)	(6,013)	(10,862)	(13,709)	(13,786)	(18,830)
Net finance costs	(6,081)	(4,459)	(9,064)	(12,544)	(11,773)	(16,189)
(Loss) / Profit before tax	1,802	(287,308)	18,419	(55,589)	(343,805)	20,963
Income tax benefit / (expense)	4,384	10,660	(5,655)	10,322	16,492	(8,952)
(Loss) / Profit for the period	6,186	(276,648)	12,764	(45,267)	(327,313)	12,011
(Loss) / Profit attributable to:
Owners of the parent	5,753	(276,335)	10,890	(45,661)	(326,237)	8,242
Non-controlling interests	€ 433	€ (313)	€ 1,874	€ 394	€ (1,076)	€ 3,769